Risk Report - Asset Quality - Financial Assets at amortized Cost (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) of Stage 1 exposures	€ 46,000	€ (11,000)
YoY increase (decrease) of Stage 1 exposures, in percent	7.00%	(2.00%)
YoY increase (decrease) primarily driven by Stage 1		€ (1,000)
YoY increase (decrease) of Stage 2 exposures driven by Loans at Amortized Cost	€ (10,000)	€ 8,000
YoY increase (decrease) of Stage 2 exposures driven by Loans at Amortized Cost, in percent	(16.00%)	15.00%
YoY increase (decrease) of Stage 3 exposures driven by Loans at Amortized Cost	€ (300)	€ 2,000
YoY increase (decrease) of Stage 3 exposures driven by Loans at Amortized Cost, in percent	(2.00%)	16.00%
Allowance for credit losses against financial assets at amortized cost subject to impairment
YoY Increase (Decrease) In Allowance For Credit Losses For Financial Assets At Amortized Cost	€ 358	€ 513
YoY Increase (Decrease) In Allowance For Credit Losses For Financial Assets At Amortized Cost, In Percent	6.00%	10.00%
YoY Increase (Decrease) In State 1 Allowance For Credit Losses For Financial Assets At Amortized Cost	€ (16)	€ (9)
YoY Increase (Decrease) In State 1 Allowance For Credit Losses For Financial Assets At Amortized Cost, In Percent	(4.00%)	(2.00%)
YoY Increase (Decrease) In Stage 2 Allowance For Credit Losses For Financial Assets At Amortized Cost	€ 152	€ 56
YoY Increase (Decrease) In Stage 2 Allowance For Credit Losses For Financial Assets At Amortized Cost, In Percent	21.00%	8.00%
YoY Increase (Decrease) In Stage 3 Allowance For Credit Losses For Financial Assets At Amortized Cost	€ 222	€ 466
YoY Increase (Decrease) In Stage 3 Allowance For Credit Losses For Financial Assets At Amortized Cost, In Percent	5.00%	11.00%
Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI), in percent	31.00%	29.00%	31.00%
Existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost	€ 903	€ 710
YoY Increase (Decrease) In Stage 3 Collateral And Guarantees Held Against Financial Assets As Amortized Cost	€ (300)
YoY Increase (Decrease) In Stage 3 Collateral And Guarantees Held Against Financial Assets As Amortized Cost, In Percent	(3.00%)
Not recognize allowance for credit losses against Financial assets at amortized cost in Stage 3	€ 1,800	€ 1,600